Fair Value (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets:
Trading securities	$ 3,900,000	$ 5,063,400
Available-for-sale securities	176,314,289	131,068,615
U. S. Agencies
Assets:
Available-for-sale securities	27,232,156	17,735,099
Corporate
Assets:
Available-for-sale securities	34,096,358	28,789,656
Agency asset backed securities
Assets:
Available-for-sale securities	8,790,292	5,402,145
Trust preferred securities
Assets:
Available-for-sale securities		2,518,279
State and municipal
Assets:
Available-for-sale securities	34,218,146	33,307,726
Small Business Administration
Assets:
Available-for-sale securities	6,970,158	3,358,927
Collateralized mortgage obligations
Assets:
Available-for-sale securities		1,178,104
Private placement mortgage obligation
Assets:
Available-for-sale securities	1,476,974	1,374,515
Recurring basis
Assets:
Total	180,214,289	136,132,015
Recurring basis | Common and preferred equities
Assets:
Trading securities	3,900,000	5,063,400
Recurring basis | U. S. Agencies
Assets:
Available-for-sale securities	27,232,156	17,735,099
Recurring basis | Corporate
Assets:
Available-for-sale securities	34,096,358	28,789,656
Recurring basis | Agency asset backed securities
Assets:
Available-for-sale securities	8,790,292	5,402,145
Recurring basis | Trust preferred securities
Assets:
Available-for-sale securities		2,518,279
Recurring basis | State and municipal
Assets:
Available-for-sale securities	34,218,146	33,307,726
Recurring basis | Small Business Administration
Assets:
Available-for-sale securities	6,970,158	3,358,927
Recurring basis | Residential mortgage-backed securities
Assets:
Available-for-sale securities	63,530,205	37,404,164
Recurring basis | Collateralized mortgage obligations
Assets:
Available-for-sale securities		1,178,104
Recurring basis | Private placement mortgage obligation
Assets:
Available-for-sale securities	1,476,974	1,374,515
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total	1,083,000	1,086,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Common and preferred equities
Assets:
Trading securities	1,083,000	1,086,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U. S. Agencies
Assets:
Available-for-sale securities	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate
Assets:
Available-for-sale securities	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Agency asset backed securities
Assets:
Available-for-sale securities	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Trust preferred securities
Assets:
Available-for-sale securities		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | State and municipal
Assets:
Available-for-sale securities	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Small Business Administration
Assets:
Available-for-sale securities	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Residential mortgage-backed securities
Assets:
Available-for-sale securities	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Private placement mortgage obligation
Assets:
Available-for-sale securities	0	0
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total	179,063,684	134,944,798
Recurring basis | Significant Other Observable Inputs (Level 2) | Common and preferred equities
Assets:
Trading securities	2,817,000	3,977,400
Recurring basis | Significant Other Observable Inputs (Level 2) | U. S. Agencies
Assets:
Available-for-sale securities	27,232,156	17,735,099
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate
Assets:
Available-for-sale securities	34,096,358	28,789,656
Recurring basis | Significant Other Observable Inputs (Level 2) | Agency asset backed securities
Assets:
Available-for-sale securities	8,790,292	5,402,145
Recurring basis | Significant Other Observable Inputs (Level 2) | Trust preferred securities
Assets:
Available-for-sale securities		2,518,279
Recurring basis | Significant Other Observable Inputs (Level 2) | State and municipal
Assets:
Available-for-sale securities	34,150,541	33,206,509
Recurring basis | Significant Other Observable Inputs (Level 2) | Small Business Administration
Assets:
Available-for-sale securities	6,970,158	3,358,927
Recurring basis | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available-for-sale securities	63,530,205	37,404,164
Recurring basis | Significant Other Observable Inputs (Level 2) | Collateralized mortgage obligations
Assets:
Available-for-sale securities		1,178,104
Recurring basis | Significant Other Observable Inputs (Level 2) | Private placement mortgage obligation
Assets:
Available-for-sale securities	1,476,974
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Total	67,605	101,217
Recurring basis | Significant Unobservable Inputs (Level 3) | Common and preferred equities
Assets:
Trading securities	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | U. S. Agencies
Assets:
Available-for-sale securities	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Corporate
Assets:
Available-for-sale securities	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Agency asset backed securities
Assets:
Available-for-sale securities	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Trust preferred securities
Assets:
Available-for-sale securities		0
Recurring basis | Significant Unobservable Inputs (Level 3) | State and municipal
Assets:
Available-for-sale securities	67,605	101,217
Recurring basis | Significant Unobservable Inputs (Level 3) | Small Business Administration
Assets:
Available-for-sale securities	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available-for-sale securities	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Collateralized mortgage obligations
Assets:
Available-for-sale securities		0
Recurring basis | Significant Unobservable Inputs (Level 3) | Private placement mortgage obligation
Assets:
Available-for-sale securities	$ 0